UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02671

Deutsche Municipal Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 5/31

Date of reporting period: 8/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                        as of August 31, 2017 (Unaudited)

Deutsche Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 98.2%
Alabama 0.2%
Alabama, UAB Medicine Finance Authority Revenue, Series B2, 5.0%, 9/1/2041	3,050,000	3,534,584
Arizona 1.3%
Arizona, Salt Verde Financial Corp., Gas Revenue, 5.25%, 12/1/2025	4,000,000	4,743,160
Arizona, State Industrial Development Authority, Education Revenue, BASIS School Projects, Series A, 144A, 5.25%, 7/1/2047	1,000,000	1,057,840
Maricopa County, AZ, Pollution Control Corp. Revenue, El Paso Electric Co. Project, Series B, 7.25%, 4/1/2040	3,930,000	4,285,311
Phoenix, AZ, Civic Improvement Corp., Water Systems Revenue, 5.0%, 7/1/2034	10,000,000	11,961,400
Tempe, AZ, Industrial Development Authority Revenue, Tempe Life Care Village, Inc.:
Series A, 6.25%, 12/1/2042	1,535,000	1,643,862
Series A, 6.25%, 12/1/2046	1,400,000	1,490,356
		25,181,929
California 8.0%
California, Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1, 5.75%, 6/1/2047	9,415,000	9,414,153
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup, Inc.	8,750,000	12,662,037
California, Morongo Band of Mission Indians, Enterprise Casino Revenue, Series B, 144A, 6.5%, 3/1/2028	5,000,000	5,104,150
California, State General Obligation:
Prerefunded, 5.0%, 8/1/2034	2,910,000	3,024,858
5.5%, 3/1/2040	5,130,000	5,677,525
California, State General Obligation, Various Purposes:
Prerefunded, 5.0%, 11/1/2032	530,000	533,842
5.75%, 4/1/2031	23,360,000	25,163,158
California, State Municipal Finance Authority Revenue, Northbay Healthcare, Series A, 5.25%, 11/1/2047	2,135,000	2,427,068
California, State Public Works Board, Lease Revenue, Series B, 5.0%, 10/1/2039	5,500,000	6,333,470
California, State Public Works Board, Lease Revenue, Capital Projects, Series I-1, Prerefunded, 6.375%, 11/1/2034	5,000,000	5,598,650
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center:
Series A, 5.25%, 12/1/2044	1,305,000	1,422,124
Series A, 144A, 5.25%, 12/1/2056	5,515,000	6,062,143
Series A, 5.5%, 12/1/2054	1,305,000	1,435,670
California, Statewide Communities Development Authority Revenue, Terraces At San Joaquin Gardens Project:
Series A, 5.625%, 10/1/2032	500,000	546,560
Series A, 6.0%, 10/1/2042	1,000,000	1,100,790
Series A, 6.0%, 10/1/2047	1,000,000	1,095,950
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue, Series A, 5.25%, 11/15/2023, GTY: Merrill Lynch & Co., Inc.	620,000	719,355
Los Angeles, CA, Department of Airports Revenue, Series A, AMT, 5.0%, 5/15/2042	1,875,000	2,166,000
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport:
Series B, AMT, 5.0%, 5/15/2041	7,080,000	8,186,887
Series B, AMT, 5.0%, 5/15/2046	3,500,000	4,026,890
Riverside County, CA, Transportation Commission Toll Revenue Senior Lien, Series A, 5.75%, 6/1/2048	2,850,000	3,236,460
Sacramento County, CA, Airport Systems Revenue, Series A, 5.0%, 7/1/2041	1,665,000	1,956,958
San Buenaventura, CA, Community Memorial Health Systems, 7.5%, 12/1/2041	3,250,000	3,803,800
San Francisco, CA, City & County Airports Commission, International Airport Revenue:
Series-B, AMT, 5.0%, 5/1/2041	10,000,000	11,474,900
Series A, AMT, 5.0%, 5/1/2044	11,000,000	12,404,920
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation, Mission Bay South Redevelopment, Series D, Prerefunded, 7.0%, 8/1/2041	1,400,000	1,686,678
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Revenue, Series A, 5.0%, 1/15/2050	3,555,000	3,919,601
University of California, State Revenues, Series K, 4.0%, 5/15/2037	10,000,000	10,744,900
Vernon, CA, Electric Systems Revenue, Series A, 5.5%, 8/1/2041	2,240,000	2,499,594
		154,429,091
Colorado 2.0%
Colorado, E-470 Public Highway Authority Revenue, Series C, 5.375%, 9/1/2026	2,000,000	2,180,420
Colorado, Health Facilities Authority Revenue, Valley View Hospital Association, 5.75%, 5/15/2036	2,000,000	2,051,640
Colorado, High Performance Transportation Enterprise Revenue, C-470 Express Lanes, 5.0%, 12/31/2056	2,275,000	2,521,656
Colorado, Park Creek Metropolitan District Revenue, Senior Ltd. Property Tax Supported, Series A, 5.0%, 12/1/2045	1,765,000	1,926,762
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028, GTY: Merrill Lynch & Co., Inc.	6,365,000	8,118,430
Colorado, Regional Transportation District, Private Activity Revenue, Denver Transit Partners, 6.0%, 1/15/2041	2,000,000	2,200,660
Colorado, Regional Transportation District, Sales Tax Revenue, Series B, 5.0%, 11/1/2034	3,185,000	3,867,131
Colorado, State Health Facilities Authority Revenue, Christian Living Community, 6.375%, 1/1/2041	1,615,000	1,754,068
Colorado, State Health Facilities Authority Revenue, Covenant Retirement Communities:
Series A, 5.0%, 12/1/2033	4,835,000	5,206,231
Series A, 5.0%, 12/1/2035	2,500,000	2,740,050
Colorado, State Health Facilities Authority, Hospital Revenue, Christian Living Neighborhoods Project, 5.0%, 1/1/2037	1,000,000	1,053,550
Denver, CO, Convention Center Hotel Authority Revenue, 5.0%, 12/1/2040	2,060,000	2,333,589
Montrose, CO, Memorial Hospital Revenue, 6.375%, 12/1/2023	2,355,000	2,365,150
		38,319,337
Connecticut 1.5%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project, Series A, 7.875%, 4/1/2039	20,000,000	22,200,000
Connecticut, Mashantucket Western Pequot Tribe Bond, 6.05%, 7/1/2031* (PIK)	17,344,536	663,602
Connecticut, Mohegan Tribe Indians Gaming Authority, Priority Distribution, 144A, 5.25%, 1/1/2033	3,000,000	2,736,930
Connecticut, State Health & Educational Facility Authority Revenue, Church Home of Hartford, Inc. Project:
Series A, 144A, 5.0%, 9/1/2046	1,000,000	1,015,940
Series A, 144A, 5.0%, 9/1/2053	1,500,000	1,507,560
Hamden, CT, Facility Revenue, Whitney Center Project, Series A, 7.625%, 1/1/2030	1,065,000	1,126,706
		29,250,738
District of Columbia 3.0%
District of Columbia, General Obligation:
Series A, 4.0%, 6/1/2036	7,245,000	7,821,847
Series D, 5.0%, 6/1/2034	7,760,000	9,331,711
District of Columbia, Georgetown University Revenue:
5.0%, 4/1/2035	5,000,000	5,955,900
5.0%, 4/1/2036	8,500,000	10,101,400
District of Columbia, Ingleside Rock Creek Project:
Series A, 5.0%, 7/1/2042	870,000	886,869
Series A, 5.0%, 7/1/2052	1,305,000	1,326,206
District of Columbia, Metropolitan Airport Authority Dulles Toll Road Revenue, Dulles Metrorail & Capital Improvement Project, Series A, 5.0%, 10/1/2053	7,000,000	7,616,700
District of Columbia, Metropolitan Airport Authority Systems Revenue, Series A, AMT, 4.0%, 10/1/2035	11,530,000	12,158,731
Metropolitan Washington, DC, Airports Authority Systems Revenue, AMT, 5.0%, 10/1/2042	2,000,000	2,329,220
		57,528,584
Florida 7.6%
Collier County, FL, Industrial Development Authority, Continuing Care Community Revenue, Arlington of Naples Project, Series A, 8.125%, 5/15/2044	4,000,000	4,455,840
Florida, Capital Region Community Development District, Capital Improvement Revenue, Series A, 7.0%, 5/1/2039	5,675,000	5,691,911
Florida, Central Expressway Authority Revenue, Senior Lien:
Series B, 4.0%, 7/1/2035	6,665,000	7,098,625
Series B, 4.0%, 7/1/2036	4,925,000	5,233,699
Florida, Halifax Hospital Medical Center, 5.0%, 6/1/2036	890,000	1,002,692
Florida, Middle Village Community Development District, Special Assessment, Series A, 6.0%, 5/1/2035	7,630,000	6,541,886
Florida, State Higher Educational Facilities Financial Authority Revenue, Nova Southeastern University Project, 5.0%, 4/1/2035	1,500,000	1,694,010
Florida, State Mid-Bay Bridge Authority, Series A, 5.0%, 10/1/2035	1,030,000	1,170,533
Florida, Village Community Development District No. 9, Special Assessment Revenue:
5.5%, 5/1/2042	1,345,000	1,503,091
7.0%, 5/1/2041	1,575,000	1,854,468
Greater Orlando, FL, Aviation Authority Airport Facilities Revenue:
Series A, AMT, 5.0%, 10/1/2042 (a)	4,965,000	5,765,805
Series A, AMT, 5.0%, 10/1/2047 (a)	3,210,000	3,709,829
Greater Orlando, FL, Aviation Authority Airport Facilities Revenue, Jetblue Airways Corp. Project, AMT, 5.0%, 11/15/2026	1,500,000	1,586,730
Lee County, FL, Airport Revenue, Series A, AMT, 5.375%, 10/1/2032	1,750,000	1,961,768
Martin County, FL, Health Facilities Authority, Martin Memorial Medical Center, 5.5%, 11/15/2042	3,040,000	3,346,888
Miami Beach, FL, Health Facilities Authority, Mount Sinai Medical Center:
5.0%, 11/15/2029	1,000,000	1,103,740
5.0%, 11/15/2044	2,500,000	2,721,925
Miami-Dade County, FL, Aviation Revenue, Series B, AMT, 5.0%, 10/1/2040	2,360,000	2,745,695
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A, AMT, Prerefunded, 5.25%, 10/1/2033, INS: AGC	10,000,000	10,470,600
Series A-1, 5.5%, 10/1/2041	5,000,000	5,550,000
Miami-Dade County, FL, Double Barreled Aviation, 5.0%, 7/1/2041	5,000,000	5,470,450
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series A, 5.0%, 7/1/2044	2,500,000	2,846,475
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children's Hospital:
5.0%, 8/1/2036	790,000	919,481
5.0%, 8/1/2037	1,010,000	1,172,731
Miami-Dade County, FL, Water & Sewer Systems Revenue, 5.0%, 10/1/2034	3,650,000	4,048,032
Orange County, FL, Health Facilities Authority Revenue, Orlando Health, Inc., Series A, 5.0%, 10/1/2034	2,500,000	2,897,075
Orange County, FL, School Board, Certificates of Participation, Series C, 5.0%, 8/1/2033	5,535,000	6,590,857
Palm Beach County, FL, Health Facilities Authority, Acts Retirement-Life Communities, Inc. Obligated Group:
5.0%, 11/15/2032	7,500,000	8,620,350
Prerefunded, 5.5%, 11/15/2033	9,000,000	10,275,120
Palm Beach County, FL, Public Improvement Revenue, 5.0%, 5/1/2036	8,190,000	9,678,287
Seminole Tribe, FL, Special Obligation Revenue:
Series A, 144A, 5.5%, 10/1/2024	8,000,000	8,020,560
Series A, 144A, 5.75%, 10/1/2022	9,500,000	9,526,315
Tallahassee, FL, Health Facilities Revenue, Memorial Healthcare, Inc. Project:
Series A, 5.0%, 12/1/2044	1,200,000	1,310,124
Series A, 5.0%, 12/1/2055	1,120,000	1,210,227
		147,795,819
Georgia 3.0%
Americus-Sumter County, GA, Hospital Authority, Magnolia Manor Obligated Group, Series A, 6.375%, 5/15/2043	4,000,000	4,427,400
Atlanta, GA, Development Authority, Senior Health Care Facilities Revenue, Proton Treatment Center, Series A-1, 6.5%, 1/1/2029	2,275,000	2,366,751
Atlanta, GA, Tax Allocation, Beltline Project:
Series B, 5.0%, 1/1/2029	3,450,000	4,103,809
Series B, 5.0%, 1/1/2030	1,715,000	2,026,032
Series B, Prerefunded, 7.375%, 1/1/2031	4,915,000	5,339,902
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2047	1,315,000	1,489,185
DeKalb County, GA, Hospital Authority Revenue, Anticipation Certificates, DeKalb Medical Center, Inc. Project, 6.125%, 9/1/2040	3,750,000	4,083,825
DeKalb County, GA, Water & Sewer Revenue, Series A, 5.25%, 10/1/2032	820,000	940,023
Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2047	1,580,000	1,794,927
Fulton County, GA, Residential Care Facilities for Elderly Authority, Retirement Facilities Revenue, Lenbrook Square Foundation, Inc., 5.0%, 7/1/2042	6,400,000	6,984,128
Gainesville & Hall County, GA, Hospital Authority, Northeast Georgia Health System, Inc. Project:
Series A, 5.25%, 8/15/2049	500,000	577,610
Series A, 5.5%, 8/15/2054	1,820,000	2,152,478
Georgia, Glynn-Brunswick Memorial Hospital Authority, Anticipation Certificates, Southeast Georgia Health System Obligated Group, Series A, 5.625%, 8/1/2034	550,000	568,673
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2019, GTY: JPMorgan Chase & Co.	10,000,000	10,557,100
Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co., Inc.	2,440,000	2,902,819
Richmond County, GA, Hospital Authority Revenue, Anticipation Certificates, University Health Services, Inc. Project:
4.0%, 1/1/2035	5,000,000	5,321,350
4.0%, 1/1/2036	3,000,000	3,185,670
		58,821,682
Guam 0.9%
Government of Guam, General Obligation, Series A, Prerefunded, 7.0%, 11/15/2039	10,155,000	11,495,561
Guam, International Airport Authority, Series C, AMT, 6.375%, 10/1/2043	1,610,000	1,837,912
Guam, Power Authority Revenue:
Series A, 5.0%, 10/1/2034	1,200,000	1,276,800
Series A, 5.5%, 10/1/2030	3,000,000	3,217,620
		17,827,893
Hawaii 0.3%
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, 15 Craigside Project, Series A, Prerefunded, 9.0%, 11/15/2044	2,000,000	2,349,200
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc., 6.5%, 7/1/2039	2,500,000	2,703,925
Hawaii, State General Obligation, Series DK, Prerefunded, 5.0%, 5/1/2027	195,000	200,495
		5,253,620
Illinois 5.4%
Chicago, IL, General Obligation, Series A, 5.25%, 1/1/2029, INS: AGMC	175,000	176,941
Chicago, IL, O'Hare International Airport Revenue, Senior Lien:
Series B, 5.0%, 1/1/2034	460,000	543,426
Series B, 5.0%, 1/1/2035	990,000	1,165,091
Series B, 5.0%, 1/1/2036	1,155,000	1,354,110
Series B, 5.0%, 1/1/2037	1,155,000	1,348,959
Series B, 5.0%, 1/1/2038	1,615,000	1,883,332
Series B, 5.0%, 1/1/2041	2,125,000	2,431,170
Chicago, IL, O'Hare International Airport Revenue, Third Lien:
Series A, 5.75%, 1/1/2039	1,595,000	1,811,218
Series A, Prerefunded, 5.75%, 1/1/2039	8,360,000	9,643,594
Series B, Prerefunded, 6.0%, 1/1/2041	12,095,000	14,050,883
Cook County, IL, Forest Preservation District, Series C, 5.0%, 12/15/2037	1,845,000	1,975,202
Illinois, Finance Authority Revenue, Friendship Village of Schaumburg:
Series A, 5.625%, 2/15/2037	5,000,000	5,000,500
7.25%, 2/15/2045	4,000,000	4,174,440
Illinois, Finance Authority Revenue, Rush University Medical Center, Series B, Prerefunded, 5.75%, 11/1/2028, INS: NATL	1,250,000	1,321,788
Illinois, Finance Authority Revenue, Swedish Covenant Hospital, Series A, Prerefunded, 6.0%, 8/15/2038	7,830,000	8,782,363
Illinois, Finance Authority Revenue, The Admiral at Lake Project:
Series A, 7.75%, 5/15/2030	1,675,000	1,855,733
Series A, 8.0%, 5/15/2040	1,000,000	1,108,840
Series A, 8.0%, 5/15/2046	3,500,000	3,874,465
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2038, INS: NATL	20,075,000	8,340,560
Illinois, Railsplitter Tobacco Settlement Authority, 6.0%, 6/1/2028	6,405,000	7,306,248
Illinois, State Finance Authority Revenue, Edward Elmhurst Obligated Group, Series A, 5.0%, 1/1/2035	7,000,000	7,823,690
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 5/15/2041	5,265,000	5,675,723
Illinois, State Finance Authority Revenue, Park Place of Elmhurst Project, Series C, 2.0%, 5/15/2055 *	900,000	38,070
Illinois, State Finance Authority Revenue, Presence Health Network:
Series C, 5.0%, 2/15/2036	1,000,000	1,129,300
Series C, 5.0%, 2/15/2041	1,000,000	1,118,140
Illinois, State Finance Authority Revenue, Three Crowns Park Obligated Group, 5.25%, 2/15/2047	2,425,000	2,565,674
Illinois, State Finance Authority Revenue, Trinity Health Corp., Series L, 5.0%, 12/1/2030	1,500,000	1,671,675
Illinois, State General Obligation, 5.0%, 2/1/2029	2,275,000	2,484,459
Northern Illinois, Municipal Power Agency, Power Project Revenue, Series A, 5.0%, 12/1/2041	1,420,000	1,601,362
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2040, INS: AGMC	1,935,000	2,176,604
		104,433,560
Indiana 1.1%
Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group, Series A, 5.25%, 11/15/2046	3,635,000	4,055,969
Indiana, State Finance Authority Revenue, Community Foundation of Northwest Indiana, Inc., 5.0%, 9/1/2036	1,550,000	1,787,646
Indiana, State Finance Authority Revenue, Greencroft Obligation Group, Series A, 7.0%, 11/15/2043	2,290,000	2,594,135
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project, AMT, 7.0%, 1/1/2044, GTY: Pratt Industries (U.S.A.)	6,220,000	7,472,086
Vigo County, IN, Hospital Authority Revenue, Union Hospital, Inc.:
144A, Prerefunded, 5.5%, 9/1/2027	1,000,000	1,000,000
Prerefunded, 8.0%, 9/1/2041	4,000,000	5,062,160
		21,971,996
Iowa 0.1%
Altoona, IA, Urban Renewal Tax Increment Revenue, Annual Appropriation, Prerefunded, 6.0%, 6/1/2034	1,000,000	1,039,510
Kansas 0.4%
Lenexa, KS, Health Care Facility Revenue, 5.5%, 5/15/2039	6,340,000	6,345,072
Lenexa, KS, Health Care Facility Revenue, Lakeview Village, Inc. Project, Prerefunded, 7.25%, 5/15/2039	1,200,000	1,326,936
		7,672,008
Kentucky 2.1%
Kentucky, Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health Systems, Series A, Prerefunded, 6.5%, 3/1/2045	15,000,000	17,215,800
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2033, INS: AGC	3,635,000	3,710,426
Kentucky, Public Transportation Infrastructure Authority Toll Revenue, 1st Tier-Downtown Crossing, Series A, 6.0%, 7/1/2053	7,195,000	8,164,454
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc. Obligated Group:
Series A, 5.0%, 6/1/2045	1,275,000	1,385,619
Series A, 5.25%, 6/1/2041	1,915,000	2,147,654
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., Series A, 5.0%, 10/1/2031	6,685,000	7,874,796
		40,498,749
Louisiana 1.9%
DeSoto Parish, LA, Environmental Improvement Revenue, International Paper Co. Project, Series A, AMT, 5.75%, 9/1/2031	5,000,000	5,013,500
Louisiana, Local Government Environmental Facilities & Community Development, Westlake Chemical Corp., Series A, 6.5%, 8/1/2029	6,055,000	6,853,896
Louisiana, Local Government Environmental Facilities, Community Development Authority Revenue, 6.75%, 11/1/2032	6,000,000	6,045,480
Louisiana, New Orleans Aviation Board, General Airport North Terminal, Series B, AMT, 5.0%, 1/1/2048	710,000	807,469
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, Prerefunded, 6.75%, 5/15/2041	2,500,000	3,014,050
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	5,000,000	5,307,250
Louisiana, State Local Government Environmental Facilities & Community Development Authority Revenue, Woman's Hospital Foundation Project:
Series A, 5.0%, 10/1/2037	2,500,000	2,878,175
Series A, 5.0%, 10/1/2041	3,000,000	3,415,020
Louisiana, State Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, 5.0%, 5/15/2047	1,000,000	1,118,760
Louisiana, Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 5/15/2035	1,820,000	1,994,083
		36,447,683
Maine 0.5%
Maine, Health & Higher Educational Facilities Authority Revenue, Maine General Medical Center, 6.75%, 7/1/2036	9,000,000	9,887,670
Maryland 1.8%
Anne Arundel County, MD, Special Obligation, National Business Park North Project, 6.1%, 7/1/2040	2,200,000	2,269,564
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare, Series A, 6.125%, 1/1/2036	3,250,000	3,656,835
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare Obligated Group, Series A, 5.5%, 1/1/2046	11,080,000	12,726,267
Maryland, State Health & Higher Educational Facilities Authority Revenue, Medstar Health Obligated Group, Series A, 5.0%, 5/15/2042	7,365,000	8,430,126
Maryland, State Health & Higher Educational Facilities Authority Revenue, Mercy Medical Center, 6.25%, 7/1/2031	2,500,000	2,836,650
Washington County, MD, Suburban Sanitary Commission, Consolidated Public Improvement, Series 2, 5.0%, 6/1/2036	5,000,000	5,998,500
		35,917,942
Massachusetts 2.6%
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series B, 11/15/2056*	430,598	10,098
Series A, 4.68%, 11/15/2021	3,390,000	3,421,934
Series A-2, 5.5%, 11/15/2046	86,572	84,475
Series A-1, 6.25%, 11/15/2039	1,621,881	1,681,955
Massachusetts, State Development Finance Agency Revenue, South Shore Hospital, Series I, 5.0%, 7/1/2041	675,000	754,596
Massachusetts, State Development Finance Agency Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	2,395,000	2,567,272
Massachusetts, State Development Finance Agency Revenue, Tufts Medical Center, Inc., Series I, 7.25%, 1/1/2032	2,250,000	2,621,858
Massachusetts, State General Obligation:
Series E, 4.0%, 4/1/2038	15,000,000	15,978,900
Series J, 5.0%, 12/1/2038	4,250,000	5,052,867
Massachusetts, State Health & Educational Facilities Authority Revenue, Boston College, Series M2, 5.5%, 6/1/2035	8,600,000	11,541,716
Massachusetts, State Health & Educational Facilities Authority Revenue, Caregroup Healthcare System:
Series E-1, Prerefunded, 5.0%, 7/1/2028	1,500,000	1,553,490
Series E-1, Prerefunded, 5.125%, 7/1/2038	1,500,000	1,555,035
Massachusetts, State Port Authority Special Facilities Revenue, Delta Air Lines, Inc. Project, Series A, AMT, 5.5%, 1/1/2018, INS: AMBAC	4,000,000	4,010,680
		50,834,876
Michigan 3.3%
Dearborn, MI, Economic Development Corp. Revenue, Limited Obligation, Henry Ford Village:
7.0%, 11/15/2038	4,500,000	4,282,830
7.125%, 11/15/2043	1,500,000	1,419,765
Detroit, MI, Water & Sewerage Department, Sewerage Disposal System Revenue, Series A, 5.25%, 7/1/2039	2,100,000	2,338,014
Detroit, MI, Water Supply Systems Revenue, Series A, 5.75%, 7/1/2037	7,590,000	8,480,155
Kalamazoo, MI, Economic Development Corp. Revenue, Limited Obligation, Heritage Community:
5.375%, 5/15/2027	1,000,000	1,000,690
5.5%, 5/15/2036	1,000,000	1,000,460
Kentwood, MI, Economic Development Corp., Limited Obligation, Holland Home, 5.625%, 11/15/2041	3,750,000	3,998,850
Michigan, Great Lakes Water Authority, Water Supply Systems Revenue, Series D, 5.0%, 7/1/2036	6,000,000	6,770,880
Michigan, State Finance Authority Revenue, Detroit Water & Sewer, Series C-3, 5.0%, 7/1/2033, INS: AGMC	1,820,000	2,075,892
Michigan, State Finance Authority Revenue, Detroit Water & Sewer Department, Series C, 5.0%, 7/1/2035	910,000	1,019,983
Michigan, State Finance Authority Revenue, Henry Ford Health System, 5.0%, 11/15/2041	1,835,000	2,073,055
Michigan, State Finance Authority Revenue, Trinity Health Corp.:
5.0%, 12/1/2031	10,910,000	12,399,106
5.0%, 12/1/2038	5,525,000	6,155,513
Michigan, State Hospital Finance Authority Revenue, Henry Ford Health Hospital, Prerefunded, 5.75%, 11/15/2039	6,315,000	6,978,264
Michigan, State Strategic Fund Limited Obligation Revenue, Holland Home, 5.0%, 11/15/2042	4,000,000	4,229,440
		64,222,897
Minnesota 0.5%
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Revenue, Series C, 5.0%, 1/1/2046	7,580,000	8,873,148
Mississippi 1.4%
Jackson County, MS, Pollution Control Revenue, Chevron U.S.A., Inc. Project, 0.84% **, 9/1/2017	7,000,000	7,000,000
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue, Weyerhaeuser Co. Project, Series A, 6.8%, 4/1/2022	5,500,000	6,401,395
Mississippi, State Business Finance Corp., Solid Waste Disposal Revenue, Waste Pro U.S.A., Inc. Project, AMT, 144A, 5.0%, 2/1/2036	2,145,000	2,201,843
Warren County, MS, Gulf Opportunity Zone, International Paper Co.:
Series A, 5.375%, 12/1/2035	1,000,000	1,104,270
Series A, 5.5%, 9/1/2031	4,250,000	4,263,047
Series A, 5.8%, 5/1/2034, GTY: International Paper Co.	4,000,000	4,404,200
Series A, 6.5%, 9/1/2032	2,620,000	2,749,664
		28,124,419
Missouri 1.2%
Kirkwood, MO, Industrial Development Authority, Retirement Community Revenue, Aberdeen Heights:
Series A, 5.25%, 5/15/2042	2,325,000	2,455,130
Series A, Prerefunded, 8.25%, 5/15/2039	1,000,000	1,189,910
Series A, Prerefunded, 8.25%, 5/15/2045	2,850,000	3,391,243
Missouri, Lee's Summit Industrial Development Authority, Senior Living Facilities Revenue, John Knox Village Obligated Group, Series A, 5.0%, 8/15/2046	3,000,000	3,138,780
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services Projects, Series B, 5.0%, 2/1/2046	1,440,000	1,549,469
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services, Series A, 5.0%, 2/1/2046	665,000	727,011
Missouri, State Health & Educational Facilities Authority, Lutheran Senior Services, 6.0%, 2/1/2041	2,250,000	2,476,800
St. Louis County, MO, Industrial Development Authority, Senior Living Facilities, St. Andrews Resources for Seniors Obligated Group, Series A, 5.125%, 12/1/2045	3,635,000	3,855,463
St. Louis, MO, Lambert-St. Louis International Airport Revenue, Series A-1, 6.625%, 7/1/2034	4,085,000	4,474,995
		23,258,801
Nebraska 0.7%
Douglas County, NE, Hospital Authority No. 002 Revenue, Health Facilities, Immanuel Obligation Group, 5.625%, 1/1/2040	1,500,000	1,595,010
Douglas County, NE, Hospital Authority No. 3, Health Facilities Revenue, State Methodist Health System, 5.0%, 11/1/2045	1,850,000	2,059,439
Douglas County, NE, Hospital Authority No.2, Health Facilities, Children's Hospital Obligated Group, 5.0%, 11/15/2047	2,930,000	3,345,884
Lancaster County, NE, Hospital Authority No.1, Health Facilities Revenue, Immanuel Obligation Group, 5.625%, 1/1/2040	2,500,000	2,700,750
Scotts Bluff County, NE, Hospital Authority, Regional West Medical Center, Series A, 5.25%, 2/1/2037	4,000,000	4,359,480
		14,060,563
Nevada 0.4%
Nevada, Las Vegas Valley Water District, Series A, 5.0%, 6/1/2041	5,000,000	5,852,450
Sparks, NV, Local Improvement Districts, Limited Obligation District No. 3, Prerefunded, 6.75%, 9/1/2027	1,395,000	1,476,733
		7,329,183
New Hampshire 1.2%
New Hampshire, Health & Education Facilities Authority Revenue, Wentworth-Douglas Hospital, Series A, 7.0%, 1/1/2038	5,325,000	6,121,567
New Hampshire, State Business Finance Authority Revenue, Elliot Hospital Obligation Group, Series A, Prerefunded, 6.125%, 10/1/2039	5,000,000	5,533,000
New Hampshire, State Health & Education Facilities Authority Revenue, Rivermead Retirement Community:
Series A, 6.625%, 7/1/2031	700,000	781,172
Series A, 6.875%, 7/1/2041	2,825,000	3,167,079
New Hampshire, State Health & Educational Facilities Authority Revenue, Elliot Hospital Obligation Group, 5.0%, 10/1/2038	3,835,000	4,279,208
New Hampshire, State Health & Educational Facilities Authority Revenue, Hillside Village:
Series A, 144A, 6.125%, 7/1/2037	900,000	948,492
Series A, 144A, 6.125%, 7/1/2052	1,800,000	1,876,068
Series A, 144A, 6.25%, 7/1/2042	1,090,000	1,154,757
		23,861,343
New Jersey 3.2%
New Jersey, State Economic Development Authority Revenue:
5.0%, 6/15/2028	450,000	484,623
Series BBB, 5.5%, 6/15/2030	8,975,000	10,455,067
New Jersey, State Economic Development Authority, Special Facilities Revenue, Continental Airlines, Inc. Project, Series B, AMT, 5.625%, 11/15/2030	2,500,000	2,828,125
New Jersey, State Health Care Facilities Financing Authority Revenue, Saint Barnabas Health, Series A, Prerefunded, 5.625%, 7/1/2032	3,500,000	4,091,395
New Jersey, State Health Care Facilities Financing Authority Revenue, University Hospital, Series A, 5.0%, 7/1/2046, INS: AGMC	1,820,000	2,052,050
New Jersey, State Transportation Trust Fund Authority Revenue, Federal Highway Reimbursement Notes, Series A-1, 5.0%, 6/15/2030	1,830,000	2,015,288
New Jersey, State Turnpike Authority Revenue, Series B, 5.0%, 1/1/2040	2,660,000	3,137,364
New Jersey, Tobacco Settlement Financing Corp.:
Series 1A, 4.75%, 6/1/2034	16,240,000	15,922,670
Series 1-A, 5.0%, 6/1/2029	15,965,000	15,965,958
Series 1A, 5.0%, 6/1/2041	5,000,000	4,858,150
		61,810,690
New Mexico 0.4%
Farmington, NM, Pollution Control Revenue, Public Service Co. of New Mexico, Series C, 5.9%, 6/1/2040	7,500,000	8,247,900
New York 8.1%
Hudson, NY, Yards Infrastructure Corp. Revenue:
Series A, 5.25%, 2/15/2047	5,000,000	5,591,200
Series A, 5.75%, 2/15/2047	2,790,000	3,212,155
New York, Brooklyn Arena Local Development Corp., Pilot Revenue, Barclays Center Project, Series A, 4.0%, 7/15/2035, INS: AGMC	455,000	489,225
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Green Bonds, Series B-1, 5.0%, 11/15/2036	10,000,000	11,935,200
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Orange Regional Medical Center, 5.0%, 12/1/2045	1,000,000	1,087,550
New York, State Dormitory Authority Revenues, Orange Regional Medical Center, Prerefunded, 6.125%, 12/1/2029	2,000,000	2,133,560
New York, State Environmental Facilities Corp., Clean Water & Drinking Revolving Funds:
Series A, 5.0%, 6/15/2025	4,000,000	4,134,960
Series A, 5.0%, 6/15/2026	3,000,000	3,100,980
Series A, 5.0%, 6/15/2027	3,000,000	3,100,740
New York, State Liberty Development Corp. Revenue, World Trade Center Project, Class 1-3, 5.0%, 11/15/2044	12,500,000	13,618,750
New York, State Thruway Authority, General Revenue, Junior Indebtedness Obligation, Junior Lien, Series A, 5.0%, 1/1/2051	2,250,000	2,552,895
New York, State Transportation Development Corp., Special Facilities Revenue, American Airlines, Inc., John F. Kennedy International Airport Project, AMT, 5.0%, 8/1/2031, GTY: American Airlines Group	1,555,000	1,663,555
New York, State Transportation Development Corp., Special Facilities Revenue, Laguardia Gateway Partners LLC, Redevelopment Project, Series A, AMT, 5.0%, 7/1/2046	9,960,000	10,994,246
New York, State Transportation Development Corp., Special Facility Revenue, Laguardia Gateway Partners LLC, Redevelopment Project, Series A, AMT, 5.0%, 7/1/2041	3,990,000	4,417,209
New York, TSASC, Inc., Series A, 5.0%, 6/1/2041	595,000	662,693
New York & New Jersey Port Authority:
AMT, 5.0%, 10/1/2035	6,825,000	7,974,057
AMT, 5.0%, 10/15/2035	8,950,000	10,534,418
5.0%, 10/15/2041	5,335,000	6,224,398
New York & New Jersey Port Authority, Special Obligation Revenue, JFK International Air Terminal LLC, 6.0%, 12/1/2042	5,795,000	6,491,501
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series FF, 5.0%, 6/15/2039	7,445,000	8,714,372
Series EE, 5.0%, 6/15/2047	11,000,000	12,613,590
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series B-1, 5.0%, 8/1/2034	10,000,000	11,916,400
Series B-1, 5.0%, 8/1/2039	11,595,000	13,561,860
New York, NY, General Obligation:
Series A-1, 4.0%, 8/1/2036	4,415,000	4,841,357
Series B-1, 5.0%, 12/1/2041	3,285,000	3,852,681
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, 5.7%, 1/1/2028	1,250,000	1,053,138
Syracuse, NY, Industrial Development Agency, Carousel Center Project:
Series A, AMT, 5.0%, 1/1/2035	335,000	381,679
Series A, AMT, 5.0%, 1/1/2036	1,050,000	1,193,829
		158,048,198
North Carolina 0.7%
Charlotte, NC, Airport Revenue, Series A, 5.0%, 7/1/2039	1,450,000	1,580,529
New Hanover County, NC, Hospital Revenue, New Hanover Regional Medical Centre:
5.0%, 10/1/2042	1,950,000	2,252,230
5.0%, 10/1/2047	1,800,000	2,068,938
North Carolina, Medical Care Commission, Retirement Facilities Revenue, First Mortgage-Aldersgate, 5.0%, 7/1/2045	3,320,000	3,506,883
North Carolina, State Medical Care Commission, Retirement Facilities Revenue, Aldersgate United Methodist Retirement Community, Inc., Series A, 5.0%, 7/1/2047	2,300,000	2,427,673
North Carolina, State Medical Care Commission, Retirement Facilities Revenue, Southminster, Inc., 5.0%, 10/1/2037	2,200,000	2,296,206
		14,132,459
North Dakota 0.2%
Burleigh County, ND, Health Care Revenue, St. Alexius Medical Center Project, Series A, Prerefunded, 5.0%, 7/1/2035	1,200,000	1,373,232
Grand Forks, ND, Health Care System Revenue, Altru Health System, 5.0%, 12/1/2032	2,000,000	2,169,220
		3,542,452
Ohio 2.1%
Centerville, OH, Health Care Revenue, Graceworks Lutheran Services, 5.25%, 11/1/2047	2,480,000	2,624,038
Chillicothe, OH, Hospital Facilities Revenue, Adena Health System Obligated Group Project, 5.0%, 12/1/2037	3,000,000	3,448,770
Cleveland, OH, Airport Systems Revenue, Series A, 5.0%, 1/1/2030	1,000,000	1,107,240
Franklin County, OH, Trinity Health Corp. Revenue, Series 2017, 5.0%, 12/1/2046	4,430,000	5,089,140
Hamilton County, OH, Health Care Facilities Revenue, Christ Hospital Project, 5.5%, 6/1/2042	3,100,000	3,502,101
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project:
5.0%, 1/1/2036	380,000	411,726
Series A, 5.0%, 1/1/2037	595,000	649,657
5.0%, 1/1/2046	750,000	803,212
Series A, 5.0%, 1/1/2047	1,250,000	1,346,500
5.0%, 1/1/2051	1,270,000	1,355,471
Series A, 5.0%, 1/1/2052	1,000,000	1,064,570
Prerefunded, 6.125%, 1/1/2031	1,785,000	2,039,309
Prerefunded, 6.625%, 1/1/2046	2,500,000	2,958,500
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	10,345,000	11,671,850
Ohio, State Higher Educational Facility Commission Revenue, Summa Health System Obligated Group:
5.75%, 11/15/2040	1,105,000	1,191,411
Prerefunded, 5.75%, 11/15/2040	1,895,000	2,133,846
		41,397,341
Oklahoma 0.5%
Tulsa County, OK, Industrial Authority Senior Living Community Revenue, Montereau, Inc. Project, 5.25%, 11/15/2045	1,175,000	1,288,576
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue, Montereau, Inc. Project, Series A, Prerefunded, 7.25%, 11/1/2045	6,500,000	7,548,775
		8,837,351
Oregon 0.1%
Oregon, Port of Portland Airport Revenue, Series 24B, AMT, 5.0%, 7/1/2042	2,000,000	2,306,720
Pennsylvania 5.4%
Centre County, PA, Hospital Authority, Mount Nittany Medical Center, Series A, 5.0%, 11/15/2041	1,000,000	1,128,950
Cumberland County, PA, Municipal Authority Revenue, Asbury Obligation Group, 6.125%, 1/1/2045	4,350,000	4,533,483
Lancaster County, PA, Hospital Authority Revenue, University of Pennsylvania Health System Obligated Group, 5.0%, 8/15/2042	900,000	1,037,376
Lancaster County, PA, Hospital Authority, Brethren Village Project:
5.125%, 7/1/2037	900,000	992,763
5.25%, 7/1/2041	900,000	994,527
Pennsylvania, Commonwealth Financing Authority, Series A, 5.0%, 6/1/2035	3,125,000	3,570,438
Pennsylvania, Doylestown Hospital Authority Revenue, Series A, 5.0%, 7/1/2041, GTY: Doylestown Health Foundation	2,750,000	2,986,913
Pennsylvania, Economic Development Finance Authority, U.S. Airways Group, Series B, 8.0%, 5/1/2029, GTY: American Airlines, Inc.	985,000	1,109,711
Pennsylvania, Economic Development Financing Authority, Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility, 6.25%, 1/1/2032	1,500,000	1,592,265
Pennsylvania, Geisinger Authority Health System Revenue, Series A-1, 5.0%, 2/15/2045	5,555,000	6,404,359
Pennsylvania, State Economic Development Financing Authority Revenue, Bridges Finco LP:
AMT, 5.0%, 12/31/2034	8,005,000	9,099,203
AMT, 5.0%, 12/31/2038	7,640,000	8,584,228
Pennsylvania, State Economic Development Financing Authority, Exempt Facilities Revenue, PPL Energy Supply, Series A, 6.4%, 12/1/2038	1,115,000	1,150,223
Pennsylvania, State Turnpike Commission Revenue:
Series A-1, 5.0%, 12/1/2041	9,755,000	11,062,026
Series C, 5.0%, 12/1/2043	7,000,000	7,860,020
Series C, 5.0%, 12/1/2044	1,615,000	1,837,515
Series A-1, 5.0%, 12/1/2046	6,340,000	7,230,580
Series A, Prerefunded, 6.5%, 12/1/2036	6,385,000	7,516,677
Pennsylvania, State Turnpike Commission Revenue, Turnpike Subordinate Revenue Refunding Bonds, 5.0%, 6/1/2036	10,000,000	11,347,500
Philadelphia, PA, Airport Revenue, Series A, 5.0%, 6/15/2035	7,085,000	7,701,749
Philadelphia, PA, Authority for Individual Development Senior Living Revenue, Wesley Enhanced Living Obligated Group:
Series A, 5.0%, 7/1/2042	1,365,000	1,434,178
Series A, 5.0%, 7/1/2049	1,590,000	1,656,367
Philadelphia, PA, Gas Works Revenue:
Series 9, 5.25%, 8/1/2040	1,835,000	2,013,068
Series 9, Prerefunded, 5.25%, 8/1/2040	1,165,000	1,307,980
Philadelphia, PA, Gas Works Revenue, 1998 General Ordinance:
Series 14, 4.0%, 10/1/2035	310,000	326,656
Series 14, 4.0%, 10/1/2037	255,000	268,291
		104,747,046
Puerto Rico 0.3%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series C, 5.25%, 8/1/2041*	3,065,000	777,744
Series A, 5.5%, 8/1/2042*	7,650,000	1,941,187
Series A, 5.75%, 8/1/2037*	2,130,000	540,488
Series A, 6.0%, 8/1/2042*	4,570,000	1,159,638
Series A, 6.375%, 8/1/2039*	2,295,000	582,356
		5,001,413
Rhode Island 0.3%
Rhode Island, State Health & Educational Building Corp. Revenue, Hospital Financing Lifespan Obligated Group, 5.0%, 5/15/2034	3,150,000	3,557,263
Rhode Island, Tobacco Settlement Financing Corp., Series A, 5.0%, 6/1/2040	2,345,000	2,548,640
		6,105,903
South Carolina 2.5%
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, Series B, 5.0%, 10/1/2031	1,000,000	1,112,650
Hardeeville, SC, Assessment Revenue, Anderson Tract Municipal Improvement District, Series A, 7.75%, 11/1/2039	4,375,000	4,435,638
Lexington County, SC, Health Services District, Lexington Medical Center, 5.0%, 11/1/2041	8,205,000	9,281,578
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance, 5.75%, 8/1/2039	3,595,000	3,782,515
South Carolina, State Jobs-Economic Development Authority, Hospital Revenue, AnMed Health Project, 5.0%, 2/1/2038	5,000,000	5,542,550
South Carolina, State Jobs-Economic Development Authority, Hospital Revenue, Conway Hospitals, Inc., 5.25%, 7/1/2047	2,290,000	2,586,280
South Carolina, State Public Service Authority Revenue, Series E, 5.25%, 12/1/2055	10,360,000	11,852,773
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, 5.75%, 12/1/2043	8,890,000	10,256,926
		48,850,910
South Dakota 0.4%
South Dakota, State Health & Educational Facilities Authority Revenue, Avera Health:
Series B, 5.25%, 7/1/2038	3,000,000	3,074,310
Series B, 5.5%, 7/1/2035	5,000,000	5,153,050
		8,227,360
Tennessee 0.6%
Jackson, TN, Hospital Revenue, Jackson-Madison Project, 5.625%, 4/1/2038	810,000	829,035
Johnson City, TN, Health & Educational Facilities, Board Hospital Revenue, Mountain States Health Alliance, 6.5%, 7/1/2038	3,570,000	3,948,812
Tennessee, Energy Acquisition Corp., Gas Revenue, Series C, 5.0%, 2/1/2027, GTY: The Goldman Sachs Group, Inc.	6,435,000	7,570,456
		12,348,303
Texas 14.3%
Austin, TX, Airport Systems Revenue:
Series B, AMT, 5.0%, 11/15/2035	625,000	724,325
Series B, AMT, 5.0%, 11/15/2036	1,390,000	1,607,271
Bexar County, TX, Health Facilities Development Corp. Revenue, Army Retirement Residence Funding Project, 5.0%, 7/15/2041	5,395,000	5,895,494
Bexar County, TX, Health Facilities Development Corp. Revenue, Army Retirement Residence Project, Prerefunded, 6.2%, 7/1/2045	6,000,000	6,871,140
Brazos River, TX, Harbor Navigation District, Brazoria County Environmental Health, Dow Chemical Co. Project:
Series B-2, 4.95%, 5/15/2033	4,000,000	4,090,000
Series A-3, AMT, 5.125%, 5/15/2033	9,000,000	9,203,760
Cass County, TX, Industrial Development Corp., Environmental Improvement Revenue, International Paper Co. Projects, Series A, 9.25%, 3/1/2024	2,000,000	2,220,320
Central Texas, Regional Mobility Authority Revenue:
5.0%, 1/1/2040	6,125,000	6,992,974
5.0%, 1/1/2046	7,540,000	8,525,553
Central Texas, Regional Mobility Authority Revenue, Capital Appreciation:
Zero Coupon, 1/1/2030	5,000,000	3,293,650
Zero Coupon, 1/1/2032	3,500,000	2,073,925
Central Texas, Regional Mobility Authority Revenue, Senior Lien:
Series A, 5.0%, 1/1/2040	6,765,000	7,672,728
Series A, 5.0%, 1/1/2043	1,000,000	1,092,180
Prerefunded, 6.0%, 1/1/2041	5,455,000	6,331,291
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, 1st Mortgage-Brazos Presbyterian Homes, Inc. Project:
5.0%, 1/1/2048	7,000,000	7,329,140
Series B, Prerefunded, 7.0%, 1/1/2043	3,000,000	3,880,080
Series B, Prerefunded, 7.0%, 1/1/2048	4,000,000	5,173,440
Houston, TX, Airport System Revenue, United Airlines, Inc., Terminal E Project, AMT, 4.75%, 7/1/2024	3,385,000	3,685,317
Houston, TX, Airport Systems Revenue, Special Facilities Continental Airlines, Inc. Terminal Projects, AMT, 6.625%, 7/15/2038	2,000,000	2,222,860
La Vernia, TX, Higher Education Finance Corp. Revenue, Lifeschools of Dallas:
Series A, Prerefunded, 7.25%, 8/15/2031	1,275,000	1,428,867
Series A, Prerefunded, 7.5%, 8/15/2041	1,785,000	2,009,035
Lewisville, TX, Combination Contract Revenue, Special Assessment Capital Improvement District No. 4:
6.75%, 10/1/2032	1,825,000	1,864,967
Prerefunded, 6.75%, 10/1/2032	11,205,000	11,912,484
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030, INS: AMBAC	11,000,000	12,453,100
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, Central Power & Light Co. Project, Series A, 6.3%, 11/1/2029	3,000,000	3,327,960
Mission, TX, Economic Development Corp. Revenue, Senior Lien, Natgasoline Project, Series B, AMT, 144, 5.75%, 10/1/2031	750,000	784,928
North Texas, Tollway Authority Revenue:
Series A, 5.0%, 1/1/2034	4,285,000	4,936,534
Series A, 5.0%, 1/1/2039	11,770,000	13,691,806
Series B, 5.0%, 1/1/2045	3,335,000	3,759,312
First Tier, Series A, 5.625%, 1/1/2033	125,000	126,930
First Tier, Series A, Prerefunded, 5.625%, 1/1/2033	875,000	889,192
First Tier, 6.0%, 1/1/2043	5,000,000	5,707,700
First Tier, Series A, 6.25%, 1/1/2039	1,785,000	1,898,669
Red River, TX, Health Facilities Development Corp., Retirement Facilities Revenue, MRC Crossings Project, Series A, 8.0%, 11/15/2049	1,715,000	1,975,954
San Antonio, TX, Convention Center Hotel Finance Corp., Contract Revenue, Empowerment Zone, Series A, AMT, 5.0%, 7/15/2039, INS: AMBAC	8,000,000	8,005,280
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Trinity Terrace Project, The Cumberland Rest, Inc., Series A-1, 5.0%, 10/1/2044	1,575,000	1,677,265
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Buckner Senior Living Ventana Project:
Series A, 6.625%, 11/15/2037	2,185,000	2,379,749
Series A, 6.75%, 11/15/2047	1,750,000	1,903,020
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Mirador Project
Series A, 4.875%, 11/15/2048	1,000,000	846,120
Series A, 5.0%, 11/15/2055	3,430,000	2,895,915
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Northwest Senior Housing Corp., 5.25%, 11/15/2047	5,000,000	5,090,950
Texas, Dallas/Fort Worth International Airport Revenue:
Series D, 5.0%, 11/1/2035	2,715,000	3,015,442
Series A, 5.25%, 11/1/2038	15,000,000	16,716,450
Texas, Love Field Airport Modernization Corp., General Airport Revenue:
AMT, 5.0%, 11/1/2035	1,000,000	1,158,340
AMT, 5.0%, 11/1/2036	1,000,000	1,155,740
Texas, Love Field Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project, 5.25%, 11/1/2040	7,445,000	8,189,723
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co., Inc.	20,785,000	25,449,570
Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Westminster Manor Project, 4.0%, 11/1/2036	1,475,000	1,474,941
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2020, GTY: The Goldman Sachs Group, Inc.	10,000,000	11,097,800
Texas, State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue, 5.0%, 12/15/2030, GTY: Macquarie Group Ltd.	1,670,000	1,858,927
Texas, State Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Tarrant Express Mobility Partners Segments LLC, AMT, 6.75%, 6/30/2043	2,220,000	2,575,533
Texas, State Transportation Commission, Turnpike Systems Revenue:
Series C, 5.0%, 8/15/2034	8,235,000	9,300,527
Series C, 5.0%, 8/15/2042	2,415,000	2,696,879
Texas, State Water Development Board Revenue, Series A, 5.0%, 10/15/2040	6,760,000	7,951,653
Texas, Uptown Development Authority, Tax Increment Contract Revenue, Infrastructure Improvement Facilities, Prerefunded, 5.5%, 9/1/2029	1,000,000	1,090,620
Travis County, TX, Health Facilities Development Corp. Revenue, Westminster Manor Health:
7.0%, 11/1/2030	300,000	339,258
Prerefunded, 7.0%, 11/1/2030	1,230,000	1,454,930
Prerefunded, 7.125%, 11/1/2040	3,580,000	4,248,565
		278,226,083
Utah 0.5%
Salt Lake City, UT, Airport Revenue, Series A, AMT, 5.0%, 7/1/2047	5,970,000	6,886,574
Utah, State Charter School Financing Authority Revenue, Freedom Academy Foundation Project, 5.375%, 6/15/2048 (a)	3,180,000	3,132,714
		10,019,288
Virginia 1.1%
Fairfax County, VA, Economic Development Authority, Residential Care Facility Revenue, Goodwin House, Inc., Series A, 5.0%, 10/1/2042	1,635,000	1,817,581
Prince William County, VA, Industrial Development Authority, Residential Care Facilities, Westminster at Lake Ridge:
5.0%, 1/1/2037	1,000,000	1,085,920
5.0%, 1/1/2046	1,530,000	1,643,189
Stafford County, VA, Economic Development Authority, Hospital Facilities Revenue, Mary Washington Healthcare, 5.0%, 6/15/2036	600,000	676,752
Virginia, Chesapeake Bay Bridge & Tunnel District Revenue, First Tier General Resolution Revenue, 5.0%, 7/1/2051	5,000,000	5,630,100
Virginia, Marquis Community Development Authority Revenue:
Series C, Zero Coupon, 9/1/2041	7,906,000	1,093,716
Series B, 5.625%, 9/1/2041	5,332,000	4,115,238
Virginia, Marquis Community Development Authority Revenue, Convertible Cabs, Step-up Coupon, 0% to 9/1/2021, 7.5% to 9/1/2045	1,640,000	1,084,860
Virginia, Mosaic District Community Development Authority Revenue, Series A, 6.875%, 3/1/2036	2,000,000	2,205,980
Virginia, State Small Business Financing Authority Revenue, Elizabeth River Crossings LLC Project, AMT, 6.0%, 1/1/2037	1,640,000	1,868,468
		21,221,804
Washington 2.8%
King County, WA, Water Sewer Revenue, Series B, 4.0%, 7/1/2041	10,000,000	10,650,600
Klickitat County, WA, Public Hospital District No. 2 Revenue, Skyline Hospital:
5.0%, 12/1/2037 (a)	1,025,000	1,048,821
5.0%, 12/1/2046 (a)	1,365,000	1,369,232
6.5%, 12/1/2038	3,205,000	3,215,993
Washington, Port of Seattle, Industrial Development Corp., Special Facilities- Delta Airlines, AMT, 5.0%, 4/1/2030	2,000,000	2,186,420
Washington, Port of Seattle Revenue, Series C, AMT, 5.0%, 5/1/2042	4,150,000	4,799,102
Washington, State Economic Development Finance Authority, Environmental Facilities Revenue, Columbia Pulp I LLC Project, Series A, AMT, 144A, 7.5%, 1/1/2032	1,865,000	2,048,180
Washington, State General Obligation:
Series D, 5.0%, 2/1/2035	7,245,000	8,675,525
Series B, 5.0%, 8/1/2037	6,400,000	7,581,696
Washington, State Health Care Facilities Authority, Virginia Mason Medical Center:
5.0%, 8/15/2034	1,375,000	1,574,471
5.0%, 8/15/2035	1,175,000	1,340,099
5.0%, 8/15/2036	785,000	893,157
Washington, State Housing Finance Commission, Presbyterian Retirement Communities Northwest Project, Series A, 144A, 5.0%, 1/1/2046	2,500,000	2,631,250
Washington, State Housing Finance Commission, Rockwood Retirement Communities Project, Series A, 7.375%, 1/1/2044	6,000,000	6,978,600
		54,993,146
West Virginia 1.2%
West Virginia, State Hospital Finance Authority Revenue, Charleston Medical Center, Series A, 5.625%, 9/1/2032	3,080,000	3,271,607
West Virginia, State Hospital Finance Authority Revenue, Thomas Health Systems:
6.5%, 10/1/2028	7,000,000	7,176,890
6.5%, 10/1/2038	3,000,000	3,063,240
West Virginia, State Hospital Finance Authority, State University Health System Obligated Group, Series A, 5.0%, 6/1/2047	8,050,000	9,045,946
		22,557,683
Wisconsin 1.1%
Wisconsin, Public Finance Authority, Apartment Facilities Revenue, Senior Obligation Group, AMT, 5.0%, 7/1/2042	3,500,000	3,752,490
Wisconsin, Public Finance Authority, Education Revenue, North Carolina Charter Educational Foundation Project, Series A, 5.0%, 6/15/2046	3,530,000	3,305,104
Wisconsin, Public Finance Authority, Senior Living Revenue, Mary's Woods at Marylhurst Project, Series A, 144A, 5.25%, 5/15/2047	2,545,000	2,726,687
Wisconsin, State Health & Educational Facilities Authority Revenue, Aurora Health Care, Inc., Series A, 5.625%, 4/15/2039	8,160,000	8,805,211
Wisconsin, State Health & Educational Facilities Authority Revenue, St. John's Communities, Inc.:
Series B, 5.0%, 9/15/2045	1,000,000	1,050,800
Series A, Prerefunded, 7.625%, 9/15/2039	1,000,000	1,135,100
		20,775,392
Other Territories 0.0%
Non-Profit Preferred Funding Trust I, Series A1, 144A, 4.22%, 9/15/2037	341,220	342,415
Total Municipal Bonds and Notes (Cost $1,796,160,267)		1,908,117,482
Other Municipal Related 0.0%
Texas 0.0%
Brazos River, TX, Pollution Control Authority Revenue, Series D-1, 144A, AMT, 8.25%, 5/1/2033* (b) (Cost $0)	7,000,000	0
Underlying Municipal Bonds of Inverse Floaters (c) 3.0%
Louisiana 0.6%
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2033 (d)	3,026,513	3,348,191
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2034 (d)	3,304,152	3,655,339
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2035 (d)	3,666,834	4,056,569
Trust: Louisiana, State Gas & Fuels Tax Revenue, Series 2016-XM0289, 144A, 8.548%, 5/1/2018, Leverage Factor at purchase date: 2 to 1
		11,060,099
Massachusetts 0.9%
Massachusetts, State School Building Authority, Sales Tax Revenue, Series C, 5.0%, 8/15/2037 (d)	15,000,000	17,642,700
Trust: Massachusetts, State School Building Authority, Series 2016-XM0239, 144A, 15.68%, 8/15/2023, Leverage Factor at purchase date: 4 to 1
Michigan 0.6%
Michigan, State Building Authority Revenue, Facilities Program, Series I, 5.0%, 4/15/2034 (d)	10,000,000	11,603,795
Trust: State Building Authority Revenue, Series 2015-XM0123, 144A, 11.765%, 10/15/2023, Leverage Factor at purchase date: 3 to 1
Washington 0.9%
Washington, State General Obligation, Series A-1, 5.0%, 8/1/2037 (d)	15,000,000	17,677,950
Trust: State General Obligation, Series XM0127, 144A, 15.68%, 8/1/2023, Leverage Factor at purchase date: 4 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $56,734,499)		57,984,544
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,852,894,766)	101.2	1,966,102,026
Floating Rate Notes (c)	(1.7)	(34,167,499)
Other Assets and Liabilities, Net	0.5	10,097,560
Net Assets	100.0	1,942,032,087

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Connecticut, Mashantucket Western Pequot Tribe Bond *	6.05%	7/1/2031	17,344,536	12,391,458	663,602
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A *	5.50%	8/1/2042	7,650,000	5,580,328	1,941,187
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A *	6.00%	8/1/2042	4,570,000	3,712,191	1,159,638
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series C *	5.25%	8/1/2041	3,065,000	2,305,143	777,744
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A *	6.375%	8/1/2039	2,295,000	2,083,860	582,356
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A *	5.75%	8/1/2037	2,130,000	2,168,899	540,488
				28,241,879	5,665,015

* Non-income producing security.
** Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current marketlevels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of August 31, 2017. Date shown reflects the earlier of demand date or stated maturity date.
(a) When-issued security.
(b) Investment was valued using significant unobservable inputs.
(c) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(d) Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
INS: Insured
NATL: National Public Finance Guarantee Corp.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (e)	$—	$1,966,102,026	$0	$1,966,102,026
Total	$—	$1,966,102,026	$0	$1,966,102,026

There have been no transfers between fair value measurement levels during the period ended August 31, 2017.
(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Strategic High Yield Tax-Free Fund, a series of Deutsche Municipal Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 23, 2017